Share-based compensation - DSUs and RSUs Granted (Details)	3 Months Ended
Mar. 31, 2025 shares $ / shares
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units - beginning of period (in shares) | shares	142,595
Granted (in shares) | shares	700
Number of units - end of period (in shares) | shares	143,295
DSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in canadian dollars per share) | $ / shares	$ 65.52
DSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in canadian dollars per share) | $ / shares	$ 65.52
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units - beginning of period (in shares) | shares	171,644
Granted (in shares) | shares	119,528
Released (in shares) | shares	(16,994)
Forfeited (in shares) | shares	(33,213)
Number of units - end of period (in shares) | shares	240,965
RSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in canadian dollars per share) | $ / shares	$ 43.87
Weighted average exercise price of units released (in canadian dollars per share) | $ / shares	40.30
Weighted average exercise price of units forfeited (in canadian dollars per share) | $ / shares	40.94
RSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in canadian dollars per share) | $ / shares	45.13
Weighted average exercise price of units released (in canadian dollars per share) | $ / shares	86.38
Weighted average exercise price of units forfeited (in canadian dollars per share) | $ / shares	$ 50.39